Accounts Payable and Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of accounts payable and accrued expenses
Accounts payable	$ 1,543	$ 910	$ 1,214
Payable to benefit providers and transit agencies	17,121	6,491	7,908
Accrued payables	5,288	5,843	4,224
Accrued compensation and related benefits	7,651	6,926	6,378
Other accrued expenses	1,726	792	987
Deferred revenue	2,042	453	189
Accounts payable and accrued expenses	$ 35,371	$ 21,415	$ 20,900